Annual Total Returns- Janus Henderson International Value Fund (Class A C S I N T Shares) [BarChart] - Class A C S I N T Shares - Janus Henderson International Value Fund - Class I	2014	2015	2016	2017	2018	2019	2020
Total	(3.36%)	(0.79%)	0.62%	22.85%	(13.40%)	17.37%	(0.36%)